Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUE:
SME financing solutions	$ 36,615,078	$ 13,259,133
Supply chain solutions	2,313,136	193,783
Other financing solutions	435	21,120
TOTAL REVENUE	38,928,649	13,474,036
COST OF REVENUE AND RELATED TAX:
Cost of revenue	(20,446,726)	(5,386,009)
Business and sales related tax	(218,238)	(68,391)
GROSS PROFIT	18,263,685	8,019,636
OPERATING EXPENSES:
Selling expenses	1,769,400	450,426
General and administrative expenses	3,830,198	3,084,253
Research and development expenses	636,488	212,764
Total operating expenses	6,236,086	3,747,443
INCOME FROM OPERATIONS	12,027,599	4,272,193
OTHER INCOME (EXPENSE):
Interest and investment income	836,857	180,513
Other income (expense), net	460,187	2,941
Total other income (expense), net	1,297,044	183,454
INCOME BEFORE PROVISION FOR INCOME TAXES	13,324,643	4,455,647
PROVISION FOR INCOME TAXES	2,844,560	307,354
NET INCOME FROM CONTINUING OPERATIONS	10,480,083	4,148,293
LOSS FROM DISCONTINUED OPERATIONS, NET OF TAX		(10,294,489)
NET INCOME (LOSS)	10,480,083	(6,146,196)
Net (income) attributable to non-controlling interests	(93,855)
NET INCOME (LOSS) ATTRIBUTALE TO CONTROLLING INTERESTS	10,386,228	(6,146,196)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	318,858	(679,291)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 10,705,086	$ (6,825,487)
INCOME (LOSS) PER SHARE, BASIC AND DILUTED:
Income per share from continuing operations (in Dollars per share)	$ 0.51	$ 0.23
Loss per share from discontinued operations (in Dollars per share)		(0.57)
Total (in Dollars per share)	0.51	(0.34)
Weighted average number of shares outstanding:
Basic and diluted (in Dollars per share)	$ 20,555,129	$ 18,167,603